Investments - Summary of Changes in Dividends Receivable (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [abstract]
Initial balance	R$ 77	R$ 11
Investees' dividends proposed	354	420
Amounts received	(311)	(354)
Final balance	R$ 120	R$ 77